Aero Acquisition (Details Narrative) (USD $)		0 Months Ended
	Mar. 01, 2012	Sep. 21, 2011 Aero Pharmaceuticals, Inc. ("Aero")	May 16, 2011 Aero Pharmaceuticals, Inc. ("Aero")
Acquisition Date			May 16, 2011
Number of shares issued for acquisition (in shares)			8,331,396
Purchase price			$ 2,000,000
Accounting method			Acquisition Method
Shares issued for liquidated damages, shares (in shares)		13,914
Share price (in dollars per share)	$ 1	$ 0.5